Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
6. REVENUE
The following disaggregates the Company’s revenue
by major source:
Electric Gas Other
Florida Canadian
Other
Gas Utilities Inter-
Electric Electric Electric
and
Segment
millions of dollars Utility Utilities Utilities Infrastructure Other Eliminations Total
For the year ended December 31, 2025
Regulated Revenue
Residential $
2,489 $
1,073 $
201 $
770 $ -
$ -
$
4,533
Commercial
1,147
522
308
528 -
-
2,505
Industrial
272
270
28
102 -
(19)
653
Other electric
457
43
7 -
-
-
507
Regulatory deferrals
(41) -
21 -
-
-
(20)
Other (1)
22
36
12
269 -
(10)
329
Finance income (2)(3) -
-
-
64 -
64
Regulated revenue
$
4,346 $
1,944 $
577 $
1,733 $ -
$ (29) $
8,571
Non-Regulated Revenue
Marketing and trading margin (4) -
-
-
-
158 -
158
Other non-regulated operating
revenue
-
-
-
23
32 (25)
30
Mark-to-market (3) -
-
-
-
16
1
17
Non-regulated revenue
$ -
$ -
$ -
$
23 $
206 $ (24) $
205
Total operating revenues $
4,346 $
1,944 $
577 $
1,756 $
206 $ (53) $
8,776
For the year ended December 31, 2024
Regulated Revenue
Residential $
2,063 $
997 $
203 $
712 $ -
$ -
$
3,975
Commercial
939
499
300
496 -
-
2,234
Industrial
223
276
28
94 -
(14)
607
Other electric
372
41
7 -
-
-
420
Regulatory deferrals (157) -
15 -
-
-
(142)
Other (1)
20
42
13
224 -
(9)
290
Finance income (2)(3) -
-
-
63 -
-
63
Regulated revenue
$
3,460 $
1,855 $
566 $
1,589 $ -
$ (23)
7,447
Non-Regulated Revenue
Marketing and trading margin (4) -
-
-
-
77 -
77
Other non-regulated operating
revenue
-
-
-
20
32 (24)
28
Mark-to-market (3) -
-
-
-
(357)
5 (352)
Non-regulated revenue
$ -
$ -
$ -
$
20 $ (248) $ (19) (247)
Total operating revenues $
3,460 $
1,855 $
566 $
1,609 $ (248) $ (42) $
7,200
(1) Other includes rental revenues, which do
not represent revenue from contracts
with customers.
(2) Revenue related to Brunswick Pipeline's
service agreement with Repsol Energy
Canada.
(3) Revenue which does not represent revenues
from contracts with customers.
(4) Includes gains (losses) on settlement
of energy related derivatives, which do
not represent revenue from contracts
with customers.
Remaining Performance Obligations:
Remaining performance obligations primarily represent
gas transportation contracts, and long-term steam
supply arrangements with fixed contract terms. As of December
31, 2025, the aggregate amount of the
transaction price allocated to remaining performance
obligations was $
344
million (2024 – $
495
million),
including $ 11
million related to NMGC. This amount includes $
121
million of future performance
obligations related to a gas transportation contract between
SeaCoast and PGS through
2040 , and $ 21
million of future performance obligations related to asset
management agreements between PGS and
EES through 2030. This amount excludes contracts with
an original expected length of one year or less
and variable amounts for which Emera recognizes revenue
at the amount to which it has the right to
invoice for services performed. Emera expects to recognize
revenue for the remaining performance
obligations through 2040 .